Deposits - Individual retirement accounts and certificates of deposit (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Deposits
2020	$ 96,523
2021	32,296
2022	1,903
2023	905
2024	1,205
Time Deposits, Total	$ 132,832